          UNITED STATES SECURITIES
           AND EXCHANGE COMMISSION                   OMB APPROVAL
           WASHINGTON, D.C. 20549
                                                     OMB Number:       3235-0456
                 FORM 24F-2                          Expires:     August 31,2003
      ANNUAL NOTICE OF SECURITIES SOLD               Estimated average burden
           PURSUANT TO RULE 24f-2                    hours per response........1

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
       Hartford Series Fund, Inc.
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):         / /

Hartford Growth & Income HLS Fund
Hartford Global Leaders HLS Fund
Hartford High Yield HLS Fund
Hartford Global Health HLS Fund
Hartford Global Technology HLS Fund
Hartford Global Communications HLS Fund
Hartford Global Financial Services HLS Fund
Hartford Value HLS Fund
Hartford MidCap Value HLS Fund
Hartford Focus HLS Fund
Hartford International Capital Appreciation HLS Fund
Hartford International Small Company HLS Fund


 3.    Investment Company Act File   Number:  811-08629


       Securities Act File Number:  333-45431



 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). /  /   Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). /  /   Check box if this is the last time the issuer will be filing this
              Form.

 5.   Calculation of registration fee:
(i)    Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                                                         $ 36,581,449
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                                         $ 11,521,565
(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year ending no earlier than October
       11, 1995 that were not previously used to reduce
       registration fees payable to the Commission                                 $          0
(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                                                              $ 11,521,565
(v)    Net sales -- if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                                   $ 25,059,884

(vi)   Redemption credits available for use in future years -- if Item 5(i) is
       less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                   $    (    )

(vii)  Multiplier for determining registration fee                                                             .000092
       (See Instruction C.9):                                                                        X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                                    =    $   2,305.51


 6.  Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                     +    $

 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                     =    $   2,305.51

 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: March 20, 2002
     Method of Delivery:
               /X /  Wire Transfer
              /  /   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Doug Boains
                                --------------------
                                 Doug Boains
                                 Assistant Director


Date: March 18, 2002

  *Please print the name and title of the signing officer below the signature.